FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Balance Sheet and Income Statement Locations of Risk Management Instruments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedging instruments [line items]
Current portion of risk management assets	CAD 0.0	[1]	CAD 2.9
Non-current portion of risk management assets	1.9	[1]	1.0
Current portion of risk management liabilities	(40.0)	[1]	(55.3)
Non-current portion of risk management liabilities	(18.6)	[1]	(5.3)
Risk management assets (liabilities)	(56.7)		(56.7)	CAD 452.1
Unrealized gain (loss) on risk management contracts for the year	0.0		(508.8)
Realized gain (loss) on risk management contracts for the year	(57.4)		428.2
Total unrealized and realized gain (loss) on risk management contracts for the year	(57.4)		(80.6)
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Current portion of risk management assets			0.0
Non-current portion of risk management assets	0.0		0.0
Current portion of risk management liabilities	(39.8)		(54.0)
Non-current portion of risk management liabilities	0.0		0.0
Risk management assets (liabilities)	(39.8)		(54.0)	370.5
Unrealized gain (loss) on risk management contracts for the year	14.2		(424.5)
Realized gain (loss) on risk management contracts for the year	(19.8)		385.7
Total unrealized and realized gain (loss) on risk management contracts for the year	(5.6)		(38.8)
Power contracts
Disclosure of detailed information about hedging instruments [line items]
Current portion of risk management assets			0.0
Non-current portion of risk management assets	0.0		0.0
Current portion of risk management liabilities	0.0		0.0
Non-current portion of risk management liabilities	0.0		0.0
Risk management assets (liabilities)	0.0		0.0	(1.7)
Unrealized gain (loss) on risk management contracts for the year	0.0		1.7
Realized gain (loss) on risk management contracts for the year	0.0		(4.5)
Total unrealized and realized gain (loss) on risk management contracts for the year	0.0		(2.8)
Foreign exchange contract
Disclosure of detailed information about hedging instruments [line items]
Current portion of risk management assets			2.9
Non-current portion of risk management assets	1.9		1.0
Current portion of risk management liabilities	(0.2)		(1.3)
Non-current portion of risk management liabilities	(18.6)		(5.3)
Risk management assets (liabilities)	(16.9)		(2.7)	CAD 83.3
Unrealized gain (loss) on risk management contracts for the year	(14.2)		(86.0)
Realized gain (loss) on risk management contracts for the year	(37.6)		47.0
Total unrealized and realized gain (loss) on risk management contracts for the year	CAD (51.8)		CAD (39.0)

[1]	See Notes 2 and 14.